Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust
Entity Central Index Key	0001013881
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000001703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NQVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.84%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Multi Cap Value Fund returned 30.74% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Value Index, which returned 27.75%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to nVent Electric plc and Regal Rexnord Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

•
Security selection in the information technology sector, led by overweights to ViaSat, Inc. and Intel Corporation, as well as an out- of-benchmark position in Power Integrations, Inc.

Top detractors from relative performance

•
Lack of exposure to Micron Technology, Inc.

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc. and Haleon PLC.

•
Overweight to Fiserv, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	30.74%	13.80%	13.64%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 3000® Value Index	27.75%	10.97%	11.48%

Lipper Multi‑Cap Value Funds Classification Average	21.90%	10.41%	11.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,259,158,976
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,085,592
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,259,158,976

Total number of portfolio holdings	63

Portfolio turnover (%)	28%

Total management fees paid for the year	$6,085,592

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective January 23, 2026, James Stephenson was added as a portfolio manager of the Fund and Jujhar Sohi was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NQVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$211	1.84%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.84%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Multi Cap Value Fund returned 29.44% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Value Index, which returned 27.75%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to nVent Electric plc and Regal Rexnord Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

•
Security selection in the information technology sector, led by overweights to ViaSat, Inc. and Intel Corporation, as well as an out‑of‑benchmark position in Power Integrations, Inc.

Top detractors from relative performance

•
Lack of exposure to Micron Technology, Inc.

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc. and Haleon PLC.

•
Overweight to Fiserv, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	29.44%	12.67%	12.68%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 3000® Value Index	27.75%	10.97%	11.48%

Lipper Multi‑Cap Value Funds Classification Average	21.90%	10.41%	11.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,259,158,976
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,085,592
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,259,158,976

Total number of portfolio holdings	63

Portfolio turnover (%)	28%

Total management fees paid for the year	$6,085,592

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective January 23, 2026, James Stephenson was added as a portfolio manager of the Fund and Jujhar Sohi was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NQVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$126	1.09%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Multi Cap Value Fund returned 30.43% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Value Index, which returned 27.75%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by overweights to nVent Electric plc and Regal Rexnord Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

•
Security selection in the information technology sector, led by overweights to ViaSat, Inc. and Intel Corporation, as well as an out-of-benchmark position in Power Integrations, Inc.

Top detractors from relative performance

•
Lack of exposure to Micron Technology, Inc.

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc. and Haleon PLC.

•
Overweight to Fiserv, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	30.43%	13.52%	13.36%

Class A Shares at maximum sales charge (Offering Price)	22.93%	12.18%	12.69%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 3000® Value Index	27.75%	10.97%	11.48%

Lipper Multi‑Cap Value Funds Classification Average	21.90%	10.41%	11.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,259,158,976
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,085,592
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,259,158,976

Total number of portfolio holdings	63

Portfolio turnover (%)	28%

Total management fees paid for the year	$6,085,592

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective January 23, 2026, James Stephenson was added as a portfolio manager of the Fund and Jujhar Sohi was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$142	1.20%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.20%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small Cap Value Opportunities Fund returned 36.43% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly underperformed the Russell 2000 Value Index, which returned 43.01%.

Top contributors to relative performance

•
Overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc., ViaSat, Inc. and Adeia Inc., as well as an out-of-benchmark position in Power Integrations, Inc.

•
Security selection in the industrials sector, led by out-of-benchmark positions in Vicor Corporation and Flowserve Corporation, as well as an overweight to Cardinal Infrastructure Group, Inc.

Top detractors from relative performance

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc., Certara, Inc. and LENZ Therapeutics, Inc.

•
Security selection in the consumer discretionary sector, including an out-of-benchmark position in Crocs, Inc.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc., Rithm Capital Corp. and Perella Weinberg Partners.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	36.43%	11.87%	11.56%

Class A Shares at maximum sales charge (Offering Price)	28.59%	10.55%	10.90%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2000® Value Index	43.01%	8.23%	10.89%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 316,668,303
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,166,299
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$316,668,303

Total number of portfolio holdings	69

Portfolio turnover (%)	96%

Total management fees paid for the year	$2,166,299

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$228	1.94%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.94%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small Cap Value Opportunities Fund returned 35.43% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly underperformed the Russell 2000 Value Index, which returned 43.01%.

Top contributors to relative performance

•
Overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc., ViaSat, Inc. and Adeia Inc., as well as an out-of-benchmark position in Power Integrations, Inc.

•
Security selection in the industrials sector, led by out-of-benchmark positions in Vicor Corporation and Flowserve Corporation, as well as an overweight to Cardinal Infrastructure Group, Inc.

Top detractors from relative performance

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc., Certara, Inc. and LENZ Therapeutics, Inc.

•
Security selection in the consumer discretionary sector, including an out-of-benchmark position in Crocs, Inc.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc., Rithm Capital Corp. and Perella Weinberg Partners.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	35.43%	11.04%	10.89%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2000® Value Index	43.01%	8.23%	10.89%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 316,668,303
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,166,299
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$316,668,303

Total number of portfolio holdings	69

Portfolio turnover (%)	96%

Total management fees paid for the year	$2,166,299

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000123977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	NSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$84	0.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small Cap Value Opportunities Fund returned 37.11% for Class R6 Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly underperformed the Russell 2000 Value Index, which returned 43.01%.

Top contributors to relative performance

•
Overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc., ViaSat, Inc. and Adeia Inc., as well as an out-of-benchmark position in Power Integrations, Inc.

•
Security selection in the industrials sector, led by out-of-benchmark positions in Vicor Corporation and Flowserve Corporation, as well as an overweight to Cardinal Infrastructure Group, Inc.

Top detractors from relative performance

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc., Certara, Inc. and LENZ Therapeutics, Inc.

•
Security selection in the consumer discretionary sector, including an out-of-benchmark position in Crocs, Inc.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc., Rithm Capital Corp. and Perella Weinberg Partners.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	37.11%	12.33%	12.02%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2000® Value Index	43.01%	8.23%	10.89%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 316,668,303
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,166,299
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$316,668,303

Total number of portfolio holdings	69

Portfolio turnover (%)	96%

Total management fees paid for the year	$2,166,299

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$112	0.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small Cap Value Opportunities Fund returned 36.77% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly underperformed the Russell 2000 Value Index, which returned 43.01%.

Top contributors to relative performance

•
Overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc., ViaSat, Inc. and Adeia Inc., as well as an out-of-benchmark position in Power Integrations, Inc.

•
Security selection in the industrials sector, led by out-of-benchmark positions in Vicor Corporation and Flowserve Corporation, as well as an overweight to Cardinal Infrastructure Group, Inc.

Top detractors from relative performance

•
Security selection in the health care sector, including out-of-benchmark positions in ADMA Biologics, Inc., Certara, Inc. and LENZ Therapeutics, Inc.

•
Security selection in the consumer discretionary sector, including an out-of-benchmark position in Crocs, Inc.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc., Rithm Capital Corp. and Perella Weinberg Partners.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	36.77%	12.15%	11.84%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2000® Value Index	43.01%	8.23%	10.89%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 316,668,303
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,166,299
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$316,668,303

Total number of portfolio holdings	69

Portfolio turnover (%)	96%

Total management fees paid for the year	$2,166,299

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039985 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NQCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$87	0.74%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Large Cap Value Opportunities Fund returned 34.38% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly outperformed the Russell 1000 Value Index, which returned 27.09%.

Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions in Seagate Technology Holdings PLC and ViaSat, Inc., as well as an overweight to Intel Corporation.

•
Security selection in the industrials sector, led by overweights to nVent Electric plc and Regal Rexnord Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

Top detractors from relative performance

•
Underweight to Micron Technology, Inc.

•
Overweight to Fiserv, Inc.

•
Security selection in the health care sector, including an out-of-benchmark position in Haleon PLC.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	34.38%	15.15%	13.16%

Russell 1000® Index	22.01%	12.66%	15.29%

Russell 1000® Value Index	27.09%	11.17%	11.52%

Lipper Multi‑Cap Value Funds Classification Average	21.90%	10.41%	11.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 72,966,128
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 229,456
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$72,966,128

Total number of portfolio holdings	62

Portfolio turnover (%)	29%

Total management fees paid for the year	$229,456

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective January 23, 2026, James Stephenson was added as a portfolio manager of the Fund and Jujhar Sohi was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$204	1.75%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.75%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Large Cap Value Opportunities Fund returned 33.14% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly outperformed the Russell 1000 Value Index, which returned 27.09%.

Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions in Seagate Technology Holdings PLC and ViaSat, Inc., as well as an overweight to Intel Corporation.

•
Security selection in the industrials sector, led by overweights to nVent Electric plc and Regal Rexnord Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

Top detractors from relative performance

•
Underweight to Micron Technology, Inc.

•
Overweight to Fiserv, Inc.

•
Security selection in the health care sector, including an out-of-benchmark position in Haleon PLC.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	33.14%	14.05%	12.20%

Russell 1000® Index	22.01%	12.66%	15.29%

Russell 1000® Value Index	27.09%	11.17%	11.52%

Lipper Multi‑Cap Value Funds Classification Average	21.90%	10.41%	11.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 72,966,128
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 229,456
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$72,966,128

Total number of portfolio holdings	62

Portfolio turnover (%)	29%

Total management fees paid for the year	$229,456

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective January 23, 2026, James Stephenson was added as a portfolio manager of the Fund and Jujhar Sohi was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039982 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NQCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$117	1.00%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Large Cap Value Opportunities Fund returned 33.82% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund significantly outperformed the Russell 1000 Value Index, which returned 27.09%.

Top contributors to relative performance

•
Security selection in the information technology sector, led by out-of-benchmark positions in Seagate Technology Holdings PLC and ViaSat, Inc., as well as an overweight to Intel Corporation.

•
Security selection in the industrials sector, led by overweights to nVent Electric plc and Regal Rexnord Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

Top detractors from relative performance

•
Underweight to Micron Technology, Inc.

•
Overweight to Fiserv, Inc.

•
Security selection in the health care sector, including an out-of-benchmark position in Haleon PLC.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	33.82%	14.86%	12.88%

Class A Shares at maximum sales charge (Offering Price)	26.15%	13.49%	12.22%

Russell 1000® Index	22.01%	12.66%	15.29%

Russell 1000® Value Index	27.09%	11.17%	11.52%

Lipper Multi‑Cap Value Funds Classification Average	21.90%	10.41%	11.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 72,966,128
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 229,456
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$72,966,128

Total number of portfolio holdings	62

Portfolio turnover (%)	29%

Total management fees paid for the year	$229,456

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager updates: Effective January 23, 2026, James Stephenson was added as a portfolio manager of the Fund and Jujhar Sohi was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039986 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$151	1.28%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.28%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small/Mid Cap Value Fund returned 36.38% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 2500 Value Index, which returned 38.54%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by an out-of-benchmark position in Vicor Corporation and an overweight to nVent Electric plc.

•
Security selection and an overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc. and ViaSat, Inc., as well as out-of-benchmark positions in Seagate Technology Holdings PLC and Rambus Inc.

Top detractors from relative performance

•
Lack of exposure to Sandisk Corporation.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc. and Perella Weinberg Partners.

•
Security selection in the materials sector, including an overweight to Celanese Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	36.38%	13.02%	12.47%

Class A Shares at maximum sales charge (Offering Price)	28.54%	11.69%	11.81%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2500™ Value Index	38.54%	10.28%	11.28%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 132,245,774
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 814,024
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$132,245,774

Total number of portfolio holdings	67

Portfolio turnover (%)	78%

Total management fees paid for the year	$814,024

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$239	2.03%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.03%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small/Mid Cap Value Fund returned 35.39% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 2500 Value Index, which returned 38.54%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by an out-of-benchmark position in Vicor Corporation and an overweight to nVent Electric plc.

•
Security selection and an overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc. and ViaSat, Inc., as well as out-of-benchmark positions in Seagate Technology Holdings PLC and Rambus Inc.

Top detractors from relative performance

•
Lack of exposure to Sandisk Corporation.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc. and Perella Weinberg Partners.

•
Security selection in the materials sector, including an overweight to Celanese Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	35.39%	12.19%	11.80%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2500™ Value Index	38.54%	10.28%	11.28%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 132,245,774
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 814,024
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$132,245,774

Total number of portfolio holdings	67

Portfolio turnover (%)	78%

Total management fees paid for the year	$814,024

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171397 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	NWQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$105	0.89%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small/Mid Cap Value Fund returned 36.93% for Class R6 Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 2500 Value Index, which returned 38.54%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by an out-of-benchmark position in Vicor Corporation and an overweight to nVent Electric plc.

•
Security selection and an overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc. and ViaSat, Inc., as well as out-of-benchmark positions in Seagate Technology Holdings PLC and Rambus Inc.

Top detractors from relative performance

•
Lack of exposure to Sandisk Corporation.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc. and Perella Weinberg Partners.

•
Security selection in the materials sector, including an overweight to Celanese Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	36.93%	13.49%	12.94%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2500™ Value Index	38.54%	10.28%	11.28%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 132,245,774
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 814,024
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$132,245,774

Total number of portfolio holdings	67

Portfolio turnover (%)	78%

Total management fees paid for the year	$814,024

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$122	1.03%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.03%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Small/Mid Cap Value Fund returned 36.69% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 2500 Value Index, which returned 38.54%.

Top contributors to relative performance

•
Security selection in the industrials sector, led by an out-of-benchmark position in Vicor Corporation and an overweight to nVent Electric plc.

•
Security selection and an overweight allocation to the information technology sector, led by overweights to MaxLinear, Inc. and ViaSat, Inc., as well as out-of-benchmark positions in Seagate Technology Holdings PLC and Rambus Inc.

Top detractors from relative performance

•
Lack of exposure to Sandisk Corporation.

•
Security selection in the financials sector, including out-of-benchmark positions in BGC Group, Inc. and Perella Weinberg Partners.

•
Security selection in the materials sector, including an overweight to Celanese Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	36.69%	13.31%	12.76%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2500™ Value Index	38.54%	10.28%	11.28%

Lipper Small‑Cap Core Funds Classification Average	31.95%	7.77%	10.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 132,245,774
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 814,024
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$132,245,774

Total number of portfolio holdings	67

Portfolio turnover (%)	78%

Total management fees paid for the year	$814,024

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Fee waiver/reimbursement: As of May 1, 2026, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079621 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	NQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.85%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Equity Income Fund returned 20.65% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Value (Net), which returned 20.84%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

•
Lack of exposure to Microsoft Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

Top detractors from relative performance

•
Lack of exposure to Micron Technology, Inc.

•
Security selection in the health care sector, including overweights to Sanofi SA and Haleon PLC and lack of exposure to Johnson & Johnson.

•
Lack of exposure to Intel Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	20.65%	11.06%	10.28%

MSCI World Index (Net)	21.34%	11.47%	13.14%

MSCI World Value Index (Net)	20.84%	10.51%	10.16%

Lipper Global Equity Income Funds Classification Average	20.44%	9.72%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 164,478,748
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,088,354
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$164,478,748

Total number of portfolio holdings	63

Portfolio turnover (%)	34%

Total management fees paid for the year	$1,088,354

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Thomas Ray retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079619 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	NQGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$204	1.86%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.86%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Equity Income Fund returned 19.44% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Value (Net), which returned 20.84%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

•
Lack of exposure to Microsoft Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

Top detractors from relative performance

•
Lack of exposure to Micron Technology, Inc.

•
Security selection in the health care sector, including overweights to Sanofi SA and Haleon PLC and lack of exposure to Johnson & Johnson.

•
Lack of exposure to Intel Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	19.44%	9.96%	9.34%

MSCI World Index (Net)	21.34%	11.47%	13.14%

MSCI World Value Index (Net)	20.84%	10.51%	10.16%

Lipper Global Equity Income Funds Classification Average	20.44%	9.72%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 164,478,748
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,088,354
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$164,478,748

Total number of portfolio holdings	63

Portfolio turnover (%)	34%

Total management fees paid for the year	$1,088,354

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Thomas Ray retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079618 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	NQGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$121	1.10%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Global Equity Income Fund returned 20.36% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Value (Net), which returned 20.84%.

Top contributors to relative performance

•
Out‑of‑benchmark position in Samsung Electronics Co. Ltd. Preferred Stock.

•
Lack of exposure to Microsoft Corporation.

•
Security selection in the consumer discretionary sector, led by an overweight to General Motors Company.

Top detractors from relative performance

•
Lack of exposure to Micron Technology, Inc.

•
Security selection in the health care sector, including overweights to Sanofi SA and Haleon PLC and lack of exposure to Johnson & Johnson.

•
Lack of exposure to Intel Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	20.36%	10.79%	10.01%

Class A Shares at maximum sales charge (Offering Price)	13.44%	9.48%	9.36%

MSCI World Index (Net)	21.34%	11.47%	13.14%

MSCI World Value Index (Net)	20.84%	10.51%	10.16%

Lipper Global Equity Income Funds Classification Average	20.44%	9.72%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 164,478,748
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,088,354
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$164,478,748

Total number of portfolio holdings	63

Portfolio turnover (%)	34%

Total management fees paid for the year	$1,088,354

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Thomas Ray retired and is no longer a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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